Leases - Future net minimum lease payments for capital leases and the present value of the net minimum lease payment (Details) $ in Millions	Dec. 31, 2020 USD ($)
Land And Building [Member]
Operating Leases
2021	$ 215
2022	168
2023	138
2024	110
2025	87
Thereafter	215
Total minimum lease payments	933
Difference between undiscounted cash flows and discounted cash flows	(80)
Present value of minimum lease payments	853
Finance Leases
2021	26
2022	25
2023	24
2024	23
2025	23
Thereafter	80
Total minimum lease payments	201
Difference between undiscounted cash flows and discounted cash flows	(43)
Present value of minimum lease payments	158
Machinery And Equipment [Member]
Operating Leases
2021	67
2022	43
2023	22
2024	9
2025	4
Thereafter	5
Total minimum lease payments	150
Difference between undiscounted cash flows and discounted cash flows	(2)
Present value of minimum lease payments	148
Finance Leases
2021	12
2022	9
2023	5
2024	2
2025	1
Thereafter	0
Total minimum lease payments	29
Difference between undiscounted cash flows and discounted cash flows	0
Present value of minimum lease payments	$ 29